Line of Credit (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 15, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Line of Credit [Line Items]
Line of credit		$ 134,784		$ 135,744	$ 140,060
Interest rate	20.00%	1.64%		1.64%
Line of credit balance		$ 960	$ 1,353	$ 4,316	$ 10,019
Chase Bank [Member]
Line of Credit [Line Items]
Credit limit		$ 250,000		$ 250,000